Pay vs Performance Disclosure - USD ($)	4 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Apr. 15, 2025	Apr. 21, 2023	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following tables and related disclosure to illustrate the relationship between executive compensation “actually paid” (as calculated herein) and certain measures of our financial performance.
Pay Versus Performance

Year	Compensation Table Total for PEO – Steven A. Sugarman(1)	Compensation Table Total for PEO – David Lowery(1)	Compensation Table Total for PEO – Robert G. Russell(1)	Compensation Actually Paid to PEO – Steven A. Sugarman(1)(3)	Compensation Actually Paid to PEO – David Lowery(1)(3)	Compensation Actually Paid to PEO – Robert G. Russell(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based On:	Net (loss) Income (thousands)
									Total Shareholder Return
2025	$7,303,382	$187,959	$—	$9,821,089	$187,959	$—	$1,357,557	$2,177,557	$18.31	$(12,710)
2024	$—	$659,887	$—	$—	$537,816	$—	$598,579	$598,579	$15.20	$(39,882)
2023	$—	$434,296	$274,285	$—	$384,860	$274,285	$409,615	$409,615	$26.88	$(4,179)

(1)
Steven A. Sugarman was appointed President of the Company and a Director on December 30, 2024. On July 2, 2025, he was appointed Chief Executive Officer of the Company, and Chief Executive Officer and President of the Bank and served as Director, President and Chief Executive Officer (PEO) for the remainder of fiscal year ended December 31, 2025. David Lowery served as our Chief Executive Officer (PEO) for the fiscal year ended December 31, 2024. David Lowery resigned as Chief Executive Officer of the Company (PEO), and Chief Executive Officer and President of the Bank effective April 15, 2025. Robert G. Russell served as our Director, President and Chief Executive Officer (PEO) until April 21, 2023 and David Lowery served for the remainder of fiscal year 2023.

(2)
Carlos P. Salas and William Paul Simmons were our non-PEO NEOs for fiscal year ended December 31, 2025. Joseph D. Perillo and Alfred Botta were our non-PEO NEOs for fiscal year ended December 31, 2024 and December 31, 2023.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. For each of the years presented, the following table sets forth the adjustments made to arrive at compensation “actually paid” to our NEOs during each of the years presented. All amounts are rounded to the nearest dollar.

Compensation “Actually Paid” Calculation

	2025			2024			2023
Equity Award Adjustments to Determine Compensation “Actually Paid” ($)	PEO – Steven A. Sugarman	PEO – David Lowery	Average Non-PEO NEOs	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs
Compensation reported in the Summary Compensation Table (SCT)	$7,303,382	$187,959	$1,357,557	$659,887	$—	$598,579	$434,296	$274,285	$409,615
(Subtract): value of stock award included in the SCT	(6,382,229)	—	(1,000,000)	(250,002)	—	—	—	—	—
Add: fair value of unvested equity awards held as of the end of the covered fiscal year	3,912,473	—	1,820,000	133,453	—	—	—	—	—
Add: fair value of granted and vested equity held as of the end of the covered fiscal year	4,987,463	—	—	5,820	—	—	11,491	—	—
Add (or Subtract): change in fair value of the unvested equity award from the prior fiscal year to the end of the covered fiscal year	—	—	—	(5,671)	—	—	(40,618)	—	—
Add (or Subtract): change in fair value of the vested equity award from the prior fiscal year to the date on which the equity award vested in the covered fiscal year	—	—	—	(5,671)	—	—	(20,309)	—	—
Compensation Actually Paid	9,821,089	187,959	2,177,557	537,816	—	598,579	$384,860	$274,285	409,615

Named Executive Officers, Footnote
(1)
Steven A. Sugarman was appointed President of the Company and a Director on December 30, 2024. On July 2, 2025, he was appointed Chief Executive Officer of the Company, and Chief Executive Officer and President of the Bank and served as Director, President and Chief Executive Officer (PEO) for the remainder of fiscal year ended December 31, 2025. David Lowery served as our Chief Executive Officer (PEO) for the fiscal year ended December 31, 2024. David Lowery resigned as Chief Executive Officer of the Company (PEO), and Chief Executive Officer and President of the Bank effective April 15, 2025. Robert G. Russell served as our Director, President and Chief Executive Officer (PEO) until April 21, 2023 and David Lowery served for the remainder of fiscal year 2023.

(2)
Carlos P. Salas and William Paul Simmons were our non-PEO NEOs for fiscal year ended December 31, 2025. Joseph D. Perillo and Alfred Botta were our non-PEO NEOs for fiscal year ended December 31, 2024 and December 31, 2023.

Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. For each of the years presented, the following table sets forth the adjustments made to arrive at compensation “actually paid” to our NEOs during each of the years presented. All amounts are rounded to the nearest dollar.

Compensation “Actually Paid” Calculation

	2025			2024			2023
Equity Award Adjustments to Determine Compensation “Actually Paid” ($)	PEO – Steven A. Sugarman	PEO – David Lowery	Average Non-PEO NEOs	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs
Compensation reported in the Summary Compensation Table (SCT)	$7,303,382	$187,959	$1,357,557	$659,887	$—	$598,579	$434,296	$274,285	$409,615
(Subtract): value of stock award included in the SCT	(6,382,229)	—	(1,000,000)	(250,002)	—	—	—	—	—
Add: fair value of unvested equity awards held as of the end of the covered fiscal year	3,912,473	—	1,820,000	133,453	—	—	—	—	—
Add: fair value of granted and vested equity held as of the end of the covered fiscal year	4,987,463	—	—	5,820	—	—	11,491	—	—
Add (or Subtract): change in fair value of the unvested equity award from the prior fiscal year to the end of the covered fiscal year	—	—	—	(5,671)	—	—	(40,618)	—	—
Add (or Subtract): change in fair value of the vested equity award from the prior fiscal year to the date on which the equity award vested in the covered fiscal year	—	—	—	(5,671)	—	—	(20,309)	—	—
Compensation Actually Paid	9,821,089	187,959	2,177,557	537,816	—	598,579	$384,860	$274,285	409,615

Non-PEO NEO Average Total Compensation Amount					$ 1,357,557	$ 598,579	$ 409,615
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,177,557	598,579	409,615
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. For each of the years presented, the following table sets forth the adjustments made to arrive at compensation “actually paid” to our NEOs during each of the years presented. All amounts are rounded to the nearest dollar.

Compensation “Actually Paid” Calculation

	2025			2024			2023
Equity Award Adjustments to Determine Compensation “Actually Paid” ($)	PEO – Steven A. Sugarman	PEO – David Lowery	Average Non-PEO NEOs	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs
Compensation reported in the Summary Compensation Table (SCT)	$7,303,382	$187,959	$1,357,557	$659,887	$—	$598,579	$434,296	$274,285	$409,615
(Subtract): value of stock award included in the SCT	(6,382,229)	—	(1,000,000)	(250,002)	—	—	—	—	—
Add: fair value of unvested equity awards held as of the end of the covered fiscal year	3,912,473	—	1,820,000	133,453	—	—	—	—	—
Add: fair value of granted and vested equity held as of the end of the covered fiscal year	4,987,463	—	—	5,820	—	—	11,491	—	—
Add (or Subtract): change in fair value of the unvested equity award from the prior fiscal year to the end of the covered fiscal year	—	—	—	(5,671)	—	—	(40,618)	—	—
Add (or Subtract): change in fair value of the vested equity award from the prior fiscal year to the date on which the equity award vested in the covered fiscal year	—	—	—	(5,671)	—	—	(20,309)	—	—
Compensation Actually Paid	9,821,089	187,959	2,177,557	537,816	—	598,579	$384,860	$274,285	409,615

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount					$ 18.31	15.2	26.88
Net Income (Loss)					(12,710,000)	$ (39,882,000)	(4,179,000)
PEO Name	David Lowery	Robert G. Russell	Steven A. Sugarman	David Lowery		David Lowery
Steven A. Sugarman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					7,303,382	$ 0	0
PEO Actually Paid Compensation Amount					9,821,089	0	0
David Lowery [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					187,959	659,887	434,296
PEO Actually Paid Compensation Amount					187,959	537,816	384,860
Robert G. Russell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	0	274,285
PEO Actually Paid Compensation Amount					0	0	274,285
PEO | Steven A. Sugarman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,382,229)
PEO | Steven A. Sugarman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,912,473
PEO | Steven A. Sugarman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Steven A. Sugarman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,987,463
PEO | Steven A. Sugarman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David Lowery [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(250,002)	0
PEO | David Lowery [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	133,453	0
PEO | David Lowery [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(5,671)	(40,618)
PEO | David Lowery [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	5,820	11,491
PEO | David Lowery [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(5,671)	(20,309)
PEO | Robert G. Russell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Robert G. Russell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Robert G. Russell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Robert G. Russell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Robert G. Russell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,000,000)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,820,000	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0